Cover	Dec. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
Entity File Number	000-51770
Entity Registrant Name	CMG HOLDINGS GROUP, INC.
Entity Central Index Key	0001346655
Entity Tax Identification Number	87-0733770
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2130 N Lincoln Park W Suite 8N
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60614
City Area Code	(773)
Local Phone Number	770-3440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true